Going Concern	12 Months Ended
Dec. 31, 2025
Going Concern [Abstract]
GOING CONCERN

2. GOING CONCERN

In connection with the Company’s assessment of going concern considerations in accordance with the authoritative guidance in Financial Accounting Standard Board (“FASB”) Accounting Standards Update (“ASU”) Topic 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that the Company currently lacks the liquidity it needs to sustain operations for a reasonable period of time, which is considered to be at least one year from the date that the consolidated financial statements are issued.

The Company’s financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities during the normal course of operations. The Company’s operating results for future periods are subject to numerous uncertainties and it is uncertain if the Company will be able to generate net income for the foreseeable future. Accordingly, the Company may not be able to obtain additional financing. These conditions raise substantial doubt about the Company’s ability to continue as a going concern for at least twelve months from the date hereof.

The Company has incurred recurring losses and negative cash flows from operations for the years ended December 31, 2025, 2024 and 2023. The Company will need additional funds to satisfy its outstanding payables, fund its working capital, and fully implement its business plan.

The Company plans to continue developing strategies on similar or expanded operations of business to help our ability to determine where business will be viable going forward. Until such time, if ever, the Company can generate substantial product revenues. The Company plans to finance cash needs through public or private equity offerings or debt financing.

However, there is no assurance that the Company will be able to raise additional capital, generate revenues or achieve profitability due to the factors listed above.

The accompanying consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the outcome of these or other risks or uncertainties.